Financial Instruments And Risk Management (Reconciliation Of Unrealized Risk Management Positions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Contracts, Beginning of Year	$ 230
Increase (Decrease) in Derivative Assets and Liabilities	353	199	696
Fair Value of Contracts Realized During the Year	91	(544)	(2,161)
Unrealized Gain (Loss)	444	(345)	(1,465)
Fair Value of Contracts, End of Year	745	230
Athlon Energy Inc [Member]
Increase (Decrease) in Derivative Assets and Liabilities	70
Derivative [Member]
Difference between Reported Amount and Reporting Currency Denominated Amount, Value	$ 1